Consolidated statements of profit or loss and other comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated statements of profit or loss and other comprehensive income
NET REVENUE	R$ 631,147	R$ 519,179	R$ 461,067
Cost of services rendered	(240,924)	(221,452)	(211,547)
GROSS PROFIT	390,223	297,727	249,520
General and administrative expenses	(89,344)	(73,852)	(125,344)
Selling expenses	(111,490)	(86,604)	(100,949)
Net impairment losses on financial assets	(110,689)	(76,840)	(58,178)
Other income (expenses), net	65	512	(905)
Operating expenses	(311,458)	(236,784)	(285,376)
OPERATING PROFIT	78,765	60,943	(35,856)
Financial income	45,520	36,558	19,194
Financial expenses	(74,879)	(64,418)	(60,390)
Financial results	(29,359)	(27,860)	(41,196)
PROFIT (LOSS) BEFORE TAXES	49,406	33,083	(77,052)
Current income taxes	(11,333)	(19,556)	(14,813)
Deferred income tax income	32,575	38,587	25,705
Income taxes	21,242	19,031	10,892
PROFIT (LOSS) FOR THE YEAR	70,648	52,114	(66,160)
Other comprehensive income	0	0	0
TOTAL COMPREHENSIVE INCOME (LOSS)	R$ 70,648	R$ 52,114	R$ (66,160)
Basic earnings per share (R$)	R$ 3.08	R$ 2.79	R$ (3.93)
Diluted earnings per share (R$)	R$ 2.89	R$ 2.68	R$ (3.93)